Other Intangible Assets (Schedule of Change In The Amount of Intangible Assets) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
At cost:
Beginning balance	€ 30,254	€ 17,625
Additions	4,630	7,099
Acquisitions		4,826
Disposals	(10)	(151)
Foreign currency translation effect	(135)	855
Ending balance	34,739	30,254
Accumulated amortization:
Beginning balance	15,478	10,820
Amortization for the year	5,418	4,471
Disposals	10	151
Foreign currency translation effect	(62)	338
Ending balance	20,824	15,478
Other intangible assets, net:	13,915	14,776
Software [Member]
At cost:
Beginning balance	18,042	14,433
Additions	2,447	3,417
Acquisitions		44
Disposals	(10)	(104)
Foreign currency translation effect	(133)	252
Ending balance	20,346	18,042
Accumulated amortization:
Beginning balance	10,785	7,809
Amortization for the year	2,784	2,901
Disposals	10	104
Foreign currency translation effect	(113)	179
Ending balance	13,446	10,785
Other intangible assets, net:	6,900	7,257
Purchased Technology And Other Intangible Assets [Member]
At cost:
Beginning balance	12,212	3,192
Additions	2,183	3,682
Acquisitions		4,782
Disposals	0	(47)
Foreign currency translation effect	(2)	603
Ending balance	14,393	12,212
Accumulated amortization:
Beginning balance	4,693	3,011
Amortization for the year	2,634	1,570
Disposals	0	47
Foreign currency translation effect	51	159
Ending balance	7,378	4,693
Other intangible assets, net:	€ 7,015	€ 7,519
Minimum [Member]
Accumulated amortization:
Amortization period of other intangible assets	3 years
Maximum [Member]
Accumulated amortization:
Amortization period of other intangible assets	7 years